Brandon C. Mason Associate brandon.mason@FaegreBD.com Direct +1 612 766 7108	Faegre Baker Daniels LLP 2200 Wells Fargo Center 90 South Seventh Street Minneapolis Minnesota 55402-3901 Phone +1 612 766 7000 Fax +1 612 766 1600

March 4, 2013

Via EDGAR System

U.S. Securities and Exchange Commission

Division of Investment Management

Washington, D.C. 20549

Re:	Whitebox Mutual Funds (File Nos. 333-175116 and 811-22574)
Certification pursuant to Rule 497(j) regarding Prospectuses and Statement of
Additional Information each dated February 28, 2013

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification on behalf of Whitebox Mutual Funds that the form of the prospectus and statement of additional information for the Whitebox Tactical Opportunities Fund and the Whitebox Long Short Equity Fund that could have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 5 to the Registration Statement of Whitebox Mutual Funds (File Nos. 333-175116 and 811-22574), the text of which has been filed electronically.

Very truly yours,

/s/ Brandon C. Mason

Brandon C. Mason